Income and related expenses (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Bank slip costs	$ 23,953	$ 33,963	$ 36,149
Rewards expenses	58,304	42,422	36,885
Credit and debit card network costs	52,199	54,987	22,705
Other transactional expenses	81,474	45,055	21,380
Total transactional expenses	$ 215,930	$ 176,427	$ 117,119